Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Common Stock	Additional paid-in capital	Accumulated deficits	Accumulated other comprehensive income (loss)	Total
Balance at Mar. 31, 2022		$ 162,468	$ 30,642,840	$ (15,678,361)	$ 956,142	$ 16,083,089
Balance (in Shares) at Mar. 31, 2022	[1]	81,256
Net loss				(1,494,609)		(1,494,609)
Shares issued as employee incentives		$ 24,377	530,194			554,571
Shares issued as employee incentives (in Shares)	[1]	12,188
Share issued due to reverse-split round up
Share issued due to reverse-split round up (in Shares)	[1]	451
Shares issued for convertible notes		$ 101,240	1,039,242			1,140,482
Shares issued for convertible notes (in Shares)	[1]	50,620
Foreign currency translation gain					(1,735,537)	(1,735,537)
Balance at Sep. 30, 2022		$ 288,085	32,212,276	(17,172,970)	(779,395)	14,547,996
Balance (in Shares) at Sep. 30, 2022	[1]	144,515
Balance at Mar. 31, 2022		$ 162,468	30,642,840	(15,678,361)	956,142	$ 16,083,089
Balance (in Shares) at Mar. 31, 2022	[1]	81,256
Share issued due to reverse-split round up (in Shares)						229,472
Balance at Mar. 31, 2023		$ 913,785	35,588,214	(21,613,133)	(197,571)	$ 14,691,295
Balance (in Shares) at Mar. 31, 2023	[1]	457,365
Net loss				(9,696,158)		(9,696,158)
Shares issued for convertible notes		$ 540,971	361,467			902,438
Shares issued for convertible notes (in Shares)	[1]	270,486
Foreign currency translation gain					(821,240)	(821,240)
Balance at Sep. 30, 2023		$ 1,454,756	$ 35,949,681	$ (31,309,291)	$ (1,018,811)	$ 5,076,335
Balance (in Shares) at Sep. 30, 2023	[1]	727,851

[1]	Retrospectively restated for effect of reverse stock split on February 22, 2021, May 19, 2022 and October 5, 2023.